CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2015 CNY (¥) shares	Dec. 31, 2014 CNY (¥) shares
Current liabilities without recourse to the primary beneficiary	¥ 1,340,403	¥ 1,174,542
Ordinary shares, shares authorized	1,000,000,000	1,000,000,000
Class A Ordinary Shares [Member]
Ordinary shares, shares authorized	840,000,000	840,000,000
Ordinary shares, shares issued	90,977,104	89,407,395
Ordinary shares, shares outstanding	87,829,756	86,400,288
Class B Ordinary Shares [Member]
Ordinary shares, shares authorized	60,000,000	60,000,000
Ordinary shares, shares issued	58,804,840	58,804,840
Ordinary shares, shares outstanding	58,804,840	58,804,840
Discretionary Shares [Member]
Ordinary shares, shares authorized	100,000,000	100,000,000
VIEs [Member]
Current liabilities without recourse to the primary beneficiary | ¥	¥ 156,454	¥ 171,282